Financial Instruments and Risk Management - Company's Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	$ 361	$ 648
Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	958	1,690
Liabilities -
Derivative Fair Value of Derivative Liability	131	573
Level 2 [Member] | Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	361	648
Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	958	1,690
Liabilities -
Derivative Fair Value of Derivative Liability	$ 131	$ 573